JOHN E. CONNOLLY, JR.
                                                     Assistant General Counsel
                                                     Metropolitan Life Insurance
                                                     Company
                                                     Telephone: (617) 578-3031


                                                     November 29, 2005



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


RE:    THE TRAVELERS FUND UL FOR VARIABLE LIFE INSURANCE;
       FILE NOS. 333-69771; 333-96519; 333-56952; 333-113109; 811-03927

       THE TRAVELERS FUND UL II FOR VARIABLE LIFE INSURANCE;
       FILE NOS. 333-69773; 333-96517; 333-56958; 333-113110; 811-07411



Members of the Commission:

       In connection with the above referenced registration statements, pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify that:

       1. The form of the prospectus supplement that would have been filed with the Securities and Exchange Commission (the "Commission") under Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent registration statement for each of the above-referenced registration statements; and


       2. The text of the most recent registration statement for each of the above-referenced registration statements was filed electronically and became effective with the Commission on November 23, 2005.

       Should you have any questions in connection with the foregoing, please do not hesitate to call.

                                             Very truly yours,

                                             /s/ John E. Connolly, Jr.

                                             John E. Connolly, Jr.
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company